LONG-TERM DEBT AND OTHER FINANCIAL DEBT	12 Months Ended
Dec. 31, 2014
LONG-TERM DEBT AND OTHER FINANCIAL DEBT [Abstract]
LONG-TERM DEBT AND OTHER FINANCIAL DEBT
5.	LONG-TERM FINANCIAL DEBT

Balances of long-term financial debt were as follows:

			At December 31,
			2014			2013
			Nominal value
Borrower	Financial institution /Other	Due-year (1)	Current	Noncurrent	Total	Total

Ultrapetrol	Private Investors (2)	June 2021	$-	$225,960	$225,960	$226,070
UP Offshore Apoio	DVB SE	Through 2016	900	4,150	5,050	5,950
UP Offshore	DVB SE	Through 2016	4,300	21,050	25,350	29,650
UP Offshore	DVB SE	Through 2017	2,000	7,000	9,000	11,000
UP Offshore Apoio	BNDES	Through 2027	1,110	12,488	13,598	14,708
UP Offshore	DVB SE + Banco Security	Through 2018	3,333	24,167	27,500	30,833
Ingatestone Holdings	DVB NV + NIBC + ABN Amro	Through 2017	7,039	44,456	51,495	58,534
Linford Trading	DVB NV + NIBC	Through 2020	3,200	25,600	28,800	32,000
Stanyan Shipping	Natixis	Through 2017	1,584	3,146	4,730	5,638
UABL Paraguay	IFC	Through 2020	2,174	16,304	18,478	20,652
UABL Paraguay	OFID	Through 2020	1,304	9,783	11,087	12,391
UABL Barges and others	IFC	Through 2020	3,044	22,824	25,868	28,912
UABL Paraguay and Riverpar	IFC	Through 2021	1,765	9,706	11,471	13,236
UABL Paraguay and Riverpar	OFID	Through 2021	1,176	6,471	7,647	8,823
At December 31, 2014			$32,929	$433,105	$466,034
At December 31, 2013			$32,253	$466,144		$498,397

(1) See the descriptions below.
(2) Includes unamortized debt premium of $960 and $1,070 at December 31, 2014 and 2013, respectively.

Aggregate annual future payments due to the long-term financial debt were as follows:

Year ending December 31

2015	32,929
2016	53,699
2017	67,653
2018	36,164
2019	18,664
Thereafter	255,965
465,074
Unamortized debt premium, net	960
$466,034

As of December 31, 2014 and 2013, $12,718 and $13,595, respectively, of restricted cash was maintained in accordance with certain covenants of our debt agreements, and these amounts were included within restricted cash in the accompanying consolidated balance sheets.

Various lender provisions restrict the ability of certain of the Company's subsidiaries to transfer their net assets to the parent company. Such restricted net assets of subsidiaries amounted to $128,000 at December 31, 2014.

8.875% First Preferred Ship Mortgage Notes due 2021 (the "2021 Senior Notes")

On June 10, 2013, the Company completed the Offering of $200,000 of 8.875% First Preferred Ship Mortgage Notes due 2021 (the "2021 Senior Notes"), through a private placement to institutional investors eligible for resale under Rule 144A and Regulation S. The net proceeds of the offering were used to repay in full on July 10, 2013, the 2014 Senior Notes or $180,000, and for general corporate purpose.

On October 2, 2013, we closed the sale of $25,000 in aggregate principal amount of our 2021 Senior Notes (the "Add-On Notes"), which were offered as an add-on to our outstanding $200,000 aggregate principal amount of our 2021 Senior Notes. As a result of the offering of the Add-On Notes, we have outstanding an aggregate principal amount of $225,000 of our 2021 Senior Notes. The Add-On Notes were sold at 104.5% and the net proceeds were used for general corporate purposes.

Interest on the 2021 Senior Notes is payable semi-annually on June 15 and December 15 of each year. The 2021 Senior Notes are senior obligations guaranteed by certain of the Company's subsidiaries in the River and Ocean Business. The 2021 Senior Notes are secured by first preferred ship mortgages on four ocean vessels, 15 river pushboats and 345 river barges.

The Company has the option to redeem the 2021 Senior Notes in whole or in part, at their option, at any time (i) before June 15, 2016, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after June 15, 2016, at a fixed price of 106.656%, which price declines ratably until it reaches par after June 15, 2019. At any time before June 15, 2016, the Company may redeem up to 35% of the aggregate principal amount of the 2021 Senior Notes with the proceeds of one or more equity offerings at 108.875% of the principal amount of the 2021 Senior Notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the 2021 Senior Notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the 2021 Senior Notes will have the right to require the Company to repurchase some or all of the 2021 Senior Notes in cash at 101% of their principal amount, plus accrued and unpaid interest to the repurchase date.

In the fourth quarter of 2013 the SEC declared effective an exchange offer filed by the Company to register substantially identical senior notes to be exchanged for the 2021 Senior Notes that were issued in a private placement on June 10, 2013 pursuant to a registration rights agreement, to allow the 2021 Senior Notes be eligible for trading in the public markets. On December 30, 2013 the Company completed the exchange offer, with an aggregate amount of $200,000 in principal amount of the 2021 Senior Notes     or 100% of the 2021 Senior Notes exchangeable.

In the fourth quarter of 2013 the SEC declared effective an exchange offer filed by the Company to register substantially identical senior notes to be exchanged for the 2021 Senior Notes that were issued in a private placement on October 2, 2013 pursuant to a registration rights agreement, to allow the 2021 Senior Notes be eligible for trading in the public markets. On January 24, 2014 the Company completed the exchange offer, with an aggregate amount of $25,000 in principal amount of the 2021 Senior Notes or 100% of the 2021 Senior Notes exchangeable.

The indenture includes affirmative covenants, including the reporting of financial results and other developments. The indenture also contains negative covenants related to our ability and, in certain instances, the  ability of  certain  of our subsidiaries  to, (i) pay dividends or make  distributions  on   the Company's capital stock or repurchase the Company's capital stock; (ii) make restricted payments; (iii) create certain liens to secure indebtedness; (iv) enter into sale and leaseback transactions; (v) engage in transactions with affiliates; (vi) merge or consolidate with certain companies and (vii) transfer and sell assets.

The indenture provides for customary events of default, including but not limited to, (i) nonpayment; (ii) breach of covenants in the indenture; (iii) payment defaults or acceleration of other indebtedness; (iv) a failure to pay certain judgments and (v) certain events of bankruptcy, insolvency and reorganization. If certain events of default occur and are continuing, the trustee or the holders of at least 25% in aggregate of the principal amount of the 2021 Senior Notes outstanding may declare all of the notes to be due and payable immediately, together with accrued interest, if any. As of December 31, 2014, we were in compliance with all covenants under the indenture.

Although Ultrapetrol (Bahamas) Limited, the parent company, is the issuer of the 2021 Senior Notes, principal and related expenses will be paid through funds obtained from the operations of the Company's subsidiaries.

At December 31, 2014 the net book value of the assets pledged as a guarantee of the 2021 Senior Notes was $165,600.

9% First Preferred Ship Mortgage Notes due 2014

On November 24, 2004 the Company completed a debt offering of $180,000 of 9% First Preferred Ship Mortgage Notes due 2014 (the "2014 Senior Notes"), through a private placement to institutional investors eligible for resale under Rule 144A and Regulation S, which were subsequently exchanged for identical senior notes eligible for trading in the public markets.

On June 10, 2013, the Company communicated to the Trustee its decision to redeem all of its 2014 Senior Notes amounting $180,000 at a redemption price of 100% plus accrued interest to the redemption date, which was July 10, 2013, in accordance with the provisions of the 2014 Senior Notes Indenture.

On July 10, 2013, the Company repaid $180,000 plus accrued interest to that date of its 2014 Senior Notes, and during the year ended December 31, 2013 the Company recorded a financial loss on extinguishment of debt of $1,733, which was included in the accompanying consolidated statement of operations.

7.25% Convertible Senior Notes due 2017

On December 23, 2010, the Company completed the sale of $80,000 aggregate principal amount of its 7.25% Convertible Senior Notes due 2017 (the "2017 Senior Convertible Notes") through a private placement to institutional investors eligible for resale under Rule 144A and Regulation S. The Convertible Notes were senior and unsecured obligations of the Company. Interest on the 2017 Senior Convertible Notes was payable semi-annually on January 15 and July 15 of each year. Unless earlier converted, redeemed or repurchased, the 2017 Senior Convertible Notes were due on January 15, 2017.

As a result of the successful  completion of the  transaction  with Sparrow  described in  Note 1,  a fundamental change (as defined in the Indenture) occurred on December 12, 2012, and each holder of the 2017 Senior Convertible Notes had the right to require the Company to repurchase the notes.

On December 21, 2012, the Company commenced a tender offer to repurchase up to $80,000 of the 2017 Senior Convertible Notes at par plus accrued and unpaid interest in accordance with the fundamental change repurchase procedure as specified in the 2017 Senior Convertible Notes Indenture. The tender offer began on December 21, 2012 and expired on January 22, 2013.

On January 23, 2013, the Company repaid $80,000 of its 2017 Senior Convertible Notes and during the year ended December 31, 2013, the Company recorded a financial loss on extinguishment of debt of $2,821 which was included in the accompanying consolidated statement of operations.

Revolving credit facility with DVB Bank SE of up to $40,000

On May 31, 2013, UP Offshore (Bahamas) Ltd. entered into a revolving credit facility with DVB Bank SE for a $40,000 reducing, revolving credit facility. The commitment under this revolver decreases quarterly by $1,250 or $5,000 per year. Advances under the facility are available for general corporate purposes until May 31, 2016.  The facility bears interest at LIBOR plus 3% (or lender's cost of funds, if the lenders in their discretion determine that LIBOR is not representative of such costs). A quarterly commitment fee is payable based on the average undrawn amount of the committed amount at a rate of 1.95% per annum.

As of December 31, 2014, the Company had no outstanding borrowings under the revolving credit facility and the remaining availability under this facility was $32,500.

Offshore Supply Business Segment

Loans with DVB Bank SE (Formerly DVB Bank AG) (DVB SE)

a)
Senior secured term loan facility of up to $15,000:   On January 17, 2006 UP Offshore Apoio Maritimo Ltda. (UP Offshore Apoio) as Borrower, Packet Maritime Inc. (Packet) and Padow Shipping Inc. (Padow) as Guarantors and UP Offshore (Bahamas) Ltd. (UP Offshore) entered into a senior secured term loan facility of up to $15,000 with DVB SE for the purposes of providing post- delivery financing of our PSV UP Agua Marinha.

This loan is divided into two tranches:

-
 Tranche A, amounting to $13,000, accrues interest at LIBOR plus a margin of 1.20% per annum and shall be repaid by (i) 120 consecutive monthly installments of $75 each beginning in March 2006 and (ii) a balloon repayment of $4,000 in February 2016.

-	Tranche B, amounting to $2,000 was fully repaid through February 2009.

b)
Senior secured term loan facility of up to $61,306:  On December 28, 2006 UP Offshore as Borrower, Packet, Padow, UP Offshore Apoio and Topazio Shipping LLC (collectively the owners of our PSVs UP Safira, UP Esmeralda, UP Agua Marinha and UP Topazio) and Ultrapetrol (Bahamas) Limited as Guarantors entered into a senior secured term loan facility of up to $61,306 with DVB SE for the purposes of providing post-delivery re-financing of our PSVs UP Safira, UP Esmeralda and UP Topazio.

The loan accrues interest at LIBOR plus a margin of 1.20% per annum with quarterly principal and interest payments and matures in December 2016. The regularly scheduled principal payments are due quarterly and range from $1,075 to $1,325, with a balloon installment of $17,300 in December 2016.

On August 1, 2012, the Borrower, the Guarantors and DVB SE agreed to amend the loan agreement to permit the Borrower to re-borrow $10,000. During 2012, the Company drew down $8,275. This amount, accrued interest at LIBOR plus 3.50% per annum and it was repaid in two instalments of $4,137.5 each on March 28, 2013 and June 28, 2013.

c)
Senior secured term loan facility of up to $25,000:  On October 31, 2007 UP Offshore as Borrower entered into a senior secured term loan facility of up to $25,000 with DVB SE for the purposes of providing post-delivery re-financing of our PSV named UP Diamante.

The Banks, at their discretion, may replace LIBOR as base rate for the interest calculation with their cost-of-funds rate.

The loan bears interest at LIBOR plus a margin of 1.50% per annum with quarterly principal and interest payments and matures in November 2017.  The regularly scheduled payments commenced in February 2008 and are comprised of 8 installments of $750 each, 24 of $500 each and 8 of $250 each with a balloon installment of $5,000 in November 2017.

Seventeen-year term $18,730 credit facility with Brazilian Development Bank (BNDES)

On August 20, 2009, UP Offshore Apoio (our subsidiary in the Offshore Supply Business) as Obligor, UP Offshore (Bahamas) Ltd., as Facility Guarantor and Ultrapetrol (Bahamas) Ltd., as Limited Guarantor, entered into a seventeen-year fixed interest credit facility for $18,730 with BNDES to partially post-finance the construction of our PSV UP Rubi.

The loan shall be repaid by 204 consecutive monthly installments of $93 each beginning in April 2010 and ending in March 2027. The loan accrues interest at 3% per annum.

On June 26, 2013, UP Offshore Apoio (as "Obligor") entered into a First Demand Guarantee Facility Agreement (the "Guarantee") with DVB Bank SE for a maximum aggregate amount of $16,820 which guarantees the BNDES credit facility from July 1, 2013 to July 1, 2017, renewable for another four-year period.

Under the Guarantee, UP Offshore Apoio is to pay an upfront fee equal to 1.75% of the outstanding amount, a commission fee of 1.48% for the first year, which declines to 1.40%, 1.30% and 1.20% in the succeeding years of the outstanding amount, payable quarterly.

Loan Agreement with DVB Bank SE (DVB SE) and Banco Security of up to $40,000:

On December 9, 2010 UP Offshore, as Borrower, and Glasgow Shipping Inc. and Zubia Shipping Inc. (the owners of our PSVs UP Turquoise and UP Jasper) and Ultrapetrol (Bahamas) Limited and Corporación de Navegación Mundial S.A., as joint and several Guarantors, entered into a senior secured term loan facility of up to $40,000 with DVB SE and Banco Security, as co-lenders, to partially finance the construction and delivery of our two PSVs UP Turquoise and UP Jasper.

The loan was drawn in two advances, each in the amount of $20,000, on the delivery of each of the respective PSVs, accrues interest at LIBOR (base rate) plus a margin of 3.0% per annum and shall be repaid by (i) 32 equal quarterly consecutive installments of $417 each, together with a balloon payment of $ 6,667 payable concurring with the last repayment installment in December 2018.

The co-lenders, at their discretion, may replace LIBOR as base rate for the interest calculation with their cost-of-funds rate.

Senior secured post-delivery term loan facility with DVB Bank America NV (DVB Bank America), NIBC Bank NV (NIBC) and ABN Amro Capital USA LLC (ABN Amro) of up to $84,000

On January 18, 2013 Ingatestone Holdings Inc., as Borrower, and UP Offshore (Bahamas) Ltd., Bayshore Shipping Inc., Gracebay Shipping Inc., Springwater Shipping Inc. and Woodrow Shipping Inc. (all of these our subsidiaries in the Offshore Supply Business) and Ultrapetrol (Bahamas) Limited, as joint and several Guarantors, entered into a senior secured post-delivery term loan facility of up to $84,000 with DVB Bank America, NIBC and ABN Amro (the "Lenders") with the purpose of refinancing the advances made for our PSVs UP Jade, UP Amber, UP Pearl and UP Onyx of the DVB SE and Natixis and DVB SE and NIBC long-term facilities.

The loan facility is divided into four tranches, each in the aggregate amount of up to the lesser of $21,000 and 60% of the fair market value of the PSV to which such tranche relates.

The tranche of the loan facility in respect of the refinancing of the PSV UP Jade was drawn down in the amount of $20,850 on January 24, 2013 and shall be repaid by (i) 20 equal consecutive quarterly installments of $521 beginning in January 2013 and (ii) a balloon payment of $10,425 concurrent with the last quarterly repayment in October 2017.

The tranche of the loan facility in respect of the refinancing of the PSV UP Amber was drawn down in the amount of $5,000 and $15,550, respectively on March 28, 2013 and June 28, 2013 and shall be repaid by (i) an instalment of $139 in June 2013, (ii) 17 equal consecutive quarterly installments of $516 beginning in September 2013 and (iii) a balloon payment of $10,275 concurrent with the last quarterly repayment in September 2017.

The tranche of the loan facility in respect of the refinancing of the PSV UP Pearl was drawn down in the amount of $20,550 on October 11, 2013 and shall be repaid by (i) 16 equal consecutive quarterly installments of $642 beginning in January 2014 and (ii) a balloon payment of $10,275 concurrent with the last quarterly repayment in September 2017.

Following the cancelation of the shipbuilding contract in respect of PSV UP Onyx the Company canceled part of the total commitment in an amount of up to $21,000.

Each tranche accrues interest at LIBOR (base rate) plus a margin of 4.0 per annum.

The Lenders, at their discretion, may replace LIBOR as base rate for the interest calculation with their cost-of-funds rate.

Senior secured term loan facility with DVB Bank America and NIBC of up to $38,400

On December 20, 2013 Linford Trading Inc. (our wholly owned subsidiary in the Offshore Supply Business and the holding company of Leeward Shipping Inc. and Jura Shipping Inc.) as Borrower, Leeward Shipping Inc. and Jura Shipping Inc. (our wholly owned subsidiaries in the Offshore Supply Business and collectively the owners of our PSVs UP Agate and UP Coral) and UP Offshore (Bahamas) Ltd. and Ultrapetrol (Bahamas) Limited as Guarantors entered into a senior secured term loan facility of up to $38,400 with DVB Bank America and NIBC (the "Lenders") for the purposes of providing financing of our PSVs UP Agate and UP Coral.

A quarterly commitment fee is payable based on the average undrawn amount of the committed amount at a rate of 1.50%.

The loan facility is divided into two tranches, each in the aggregate amount of up to the lesser of $19,200 and 60% of the fair market value of the PSV to which such tranche relates.

Each tranche of the loan facility shall be divided into two advances which shall be made available to the Borrower as follows:

-
The first advance of each such tranche shall be made available to the Borrower in the amount of up to $16,000, which was drawn down on December 30, 2013, and shall be repaid by (i) 28 quarterly installments of $400 per tranche beginning in March 2014 and (ii) a balloon repayment of $4,800 in November 2020.

-
The second advance of each such tranche shall be made available to the Borrower in the amount of up to $3,200 not later than January 31, 2015, provided that the UP Agate and UP Coral have obtained employment of not less than 3 years with a charterer on terms and conditions acceptable to the Lenders.

On January 29, 2015, the Borrower, the Lenders and the Guarantors signed an amendment of the loan agreement. In connection with this amendment the availability period was extended through June 30, 2015 in respect of the second advance of each tranche of the financing of our PSV UP Agate and UP Coral.

Each tranche accrues interest at LIBOR (base rate) plus a margin of 4.0% per annum and the Lenders, at their discretion, may replace LIBOR as base rate for the interest calculation with their cost-of-funds rate. The margin in respect of a tranche of the loan facility may be reduced to 3.25% per annum upon delivered to and acceptance by a time charter of the PSV to such tranche relates pursuant to a time charter on terms and conditions acceptable to the Lenders.

The above loans in our Offshore Supply Business are secured by a first priority mortgage over our PSVs, corporate guarantee and a first priority assignment of the earnings, insurances and requisition compensation or other employment contracts exceeding 12 months. The loans contain customary covenants that limit among other things, without the prior written consent of the majority lenders, the ability of our subsidiaries in the Offshore Supply Business to incur additional indebtedness, sell assets, repay indebtedness, amend the terms of subordinated debt, merge or consolidate, change lines of business, change the flag, class or management of the PSVs mortgaged under such facility, create or permit to exist liens on their assets, make loans, make investments or capital expenditures and undergo a change in ownership or control. In addition, some of the PSVs owning companies are permitted to pay dividends, make distributions and effect redemptions or returns of share capital up to 50% of their net income and under certain circumstances, without the prior written consent of the majority lenders. Also, the loans contain certain financial covenants relating to Ultrapetrol and our subsidiaries in the Offshore Supply Business related with their financial position, operating performance and liquidity, including maintaining minimum amounts of net assets.

Ultrapetrol shall comply with certain financial covenants including: (i) an average monthly balance of available cash in a demand deposit of not less than $20,000 on a consolidated basis, (ii) an equity ratio of not less than 20%, (iii) a consolidated tangible net worth of not less than $150,000 and, (iv) a ratio of consolidated debt service coverage ratio of not less than 150% (on a historical and forward four quarter rolling basis, tested as of the last date of each fiscal quarter).

At December 31, 2014, Ultrapetrol (as Guarantor) is in compliance with these covenants except for (iv). Consequently, on March 26 and March 31, 2015, DVB SE, DVB Bank America, NIBC and ABN Amro, as Lenders, waived the compliance to meet the financial covenant described in (iv) as of December 31, 2014 and March 31, 2015.

On March 26 and March 31, 2015, the Borrowers, the Lenders and the Guarantors signed amendments to the loans agreements to relaxing certain financial covenants. In connection with these amendments Ultrapetrol shall maintain (i) a ratio of consolidated debt service coverage ratio of not less than 105% as of June 30, 2015, of not less than 115% as of September 30, 2015 and of not less than 130% thereafter (each on a historical and forward four quarter rolling basis, tested as of the last date of each fiscal quarter, excluding balloon payments and prepayments), and (ii) with effect from January 1, 2015, an average monthly balance of available cash of not less than $20,000  on a consolidated basis in (x) demand deposit and time deposit and (xx) unused and available for drawing revolving credit lines available to Ultrapetrol having expiration dates of six months or longer from the relevant date.

An aggregate amendment fee of $250 was paid.

UP Offshore (Bahamas) Ltd. shall comply with certain financial covenants including: (i) an average balance of available cash in a demand deposit of not less than $5,000, (ii) an equity ratio of not less than 30%, (iii) a minimum equity of $75,000 and, (iv) a ratio of consolidated EBITDA to consolidated debt service of at least 1.5 (on a rolling four quarter basis, tested as of the last day of each fiscal quarter).

The agreements governing the loans also contain customary  events of default and cross-default provisions. If an event of default occurs and its continuing, the lenders may require that the entire amount of the amounts of the loans be immediately repaid in full. Further, the loan agreements contain loan-to- value ratios (ranging from 1.33 to 1.67) in relation with the PSVs pledged as security.

For the years ended December 31, 2014, 2013 and 2012 the weighted-average interest rates on the above outstanding debt in our Offshore Supply Business were approximately 3.70%, 3.50% and 2.75%, including margin and interest rate swaps, respectively

At December 31, 2014, the aggregate outstanding principal balance under these loan agreements in our Offshore Supply Business was $160,793 and the aggregate net book value of the assets pledged was $272,700.

Senior secured term loan facility with DVB Bank AG (DVB AG) and Natixis of up to $93,600

On June 24, 2008 Ingatestone Holdings Inc., as Borrower, and UP Offshore (Bahamas) Ltd., Bayshore Shipping Inc., Gracebay Shipping Inc., Springwater Shipping Inc. and Woodrow Shipping Inc. (all of these our subsidiaries in the Offshore Supply Business) and Ultrapetrol (Bahamas) Limited, as joint and several Guarantors, entered into a senior secured term loan facility of up to $93,600 with DVB AG and Natixis (the "Banks"), as co-lender, to finance the construction and delivery of our PSVs being built in India (UP Jade, UP Amber, UP Pearl and UP Onyx).

At March 31, 2012, the advances under Tranche A of the loan were $34,500 ($17,250 per Bank).

On May 9, 2012, the Borrower, the Guarantors and the Banks signed a third amendment to the loan agreement. In connection with this amendment, all the amounts borrowed by Natixis or $17,250 shall be paid on or before December 31, 2012, further extended to March 28, 2013 and all of the remaining commitments of this term loan facility by Natixis were cancelled.

During 2012, the Company prepaid to Natixis $12,075 and to DVB SE $10,275 and drew from DVB SE $6,825.

At December 31, 2012, the outstanding principal balance under this loan agreement was $18,975 ($5,175 for Natixis and $13,800 for DVB SE).

During 2013, the Company fully repaid the then outstanding balance of $18,975.

During the years ended December 31, 2013 and 2012 the Company recorded a financial loss on extinguishment of debt of $345 and $940, respectively, which is included in the accompanying consolidated statement of operations.

Senior secured post-delivery term loan facility with DVB Bank SE (DVB SE) and NIBC Bank NV of up to $42,000

On October 22, 2012 Ingatestone Holdings Inc., as Borrower, and UP Offshore (Bahamas) Ltd., Bayshore  Shipping  Inc., Gracebay  Shipping Inc. (all  of these  our  subsidiaries in the Offshore Supply Business) and  Ultrapetrol (Bahamas) Limited, as joint and several Guarantors, entered into a senior secured post-delivery term loan facility of up to $42,000 with DVB SE and NIBC Bank NV (the "Lenders") for the purpose of partially financing or refinancing our PSVs UP Jade and UP Amber.

The tranche of the loan facility in respect of the refinancing of the UP Jade was drawn down in an amount of $20,850 on October 29, 2012.

On January 24, 2013 the Company terminated this senior secured post-delivery term loan facility and prepaid the outstanding balance of $20,850 with borrowings from its senior secured post-delivery term loan facility with DVB Bank America, NIBC and ABN Amro.

During the year ended December 31, 2013, the Company recorded a financial loss on extinguishment of debt of $619, which was included in the accompanying consolidated statement of operations.

Ocean Business Segment

Senior secured term loan with Natixis of up to $13,616

On January 29, 2007 Stanyan Shipping Inc. (a wholly owned subsidiary in the Ocean Business and the owner of the Alejandrina) drew down an amount of $13,616 under a loan agreement with Natixis (the "Lender") to provide post-delivery financing secured by the vessel. The loan, which matures in February 2017, shall be repaid by equal quarterly installments of $227 with a balloon installment of $2,687 which due in February 2017. The loan accrues interest at 6.38% per annum for the first five years of the loan and LIBOR plus 1.20% per annum thereafter.

On May 21, 2012, we prepaid $1,849 outstanding under this senior secured loan.

For the years ended December 31, 2014 and 2013, the weighted average interest rate was 1.43% and 1.49% respectively.

The loan is secured by a mortgage on the Alejandrina, a first priority assignment of the earnings, insurances and requisition compensation of the vessels, or other employment contracts exceeding 12 months and is guaranteed by Ultrapetrol (Bahamas) Limited.  The Lender may also require additional security, or repay the amount of the shortfall if at any time the fair market value of the ship becomes less than the 125% of the aggregate value of the loan. With respect to the above and in relation to any potential loan security shortfall, the Company has been reflected $676 under current liabilities in the accompanying consolidated balance sheet as of December 31, 2014.

The loan also contains customary covenants that limit, among other things, the Borrower's and the Guarantors'  ability to incur additional  indebtedness, grant liens over their assets,  sell  assets, pay dividends, repay indebtedness, merge or consolidate, change lines of business and amend the terms of subordinated debt. The agreement governing the facility also contains customary events of default. If an event of default occurs  and is  continuing,  Nataxis may  require the  entire  amount of  the loan  be immediately repaid in full.

At December 31, 2014 the outstanding principal balance was $4,730 and the aggregate net book value of the asset pledged was $7,000.

Senior secured term loan with Nordea Bank Finland PLC (Nordea Bank) of $20,200

On November 30, 2007,  Hallandale Commercial Corp. (our wholly owned subsidiary  in the Ocean Business and the owner of the Amadeo) as Borrower, Ultrapetrol (Bahamas) Ltd., as Guarantor, and Tuebrook Holdings Inc. (our wholly owned subsidiary in the Ocean Business and the holding company of Hallandale Commercial Corp.), as Pledgor, entered into a $20,200 loan agreement with Nordea Bank for the purpose of providing post delivery financing of the vessel.

The loan accrued interest at LIBOR plus 1.25% per annum.

On December 28, 2012 the Borrower, the Guarantor, the Pledgor and Nordea Bank amended the loan agreement. In connection with this amendment among other things, the parties agreed changed the final maturity of the loan to April 15, 2013, when the Company repaid in full the total outstanding balance of $5,252 of this senior secured loan.

River Business Segment

Loans   with   International   Finance   Corporation   ("IFC")   and   OPEC   Fund   for   International Development (OFID)

During 2008, our subsidiaries in the River Business entered into loans agreements with IFC and OFID to partially finance: (i) the replacement of existing pushboat engines and conversion of pushboats to install such engines, (ii) the enlargement and re-bottoming of existing barges, (iii) the  construction  and acquisition of additional pushboats and barges and (iv) supplies and related equipment for the foregoing.

a)
2008 Loan facility of up to $25,000:  On September 15, 2008 UABL Paraguay S.A. (our subsidiary in the River Business), as Borrower, UABL (Bahamas) Limited as Guarantor and IFC entered into a loan agreement for an amount of up to $25,000.

The loan shall be repaid in semi-annual installments of $1,087 for the first 9 payments and $1,902 for the last 8 payments, beginning in June 2012.  The loan accrues interest at LIBOR plus a margin which will be calculated considering a percentage ranging between 1.875% to 3.250% obtained from the Guarantor Prospective Debt Service Coverage Ratio as indicated in the agreement.

b)
2008 Loan facility of up to $35,000:  On September 15, 2008 UABL Barges (Panama) Inc., UABL Towing Services S.A., Marine Financial Investment Corp. and Eastham Barges Inc. (all our subsidiaries in the River Business), as Borrowers, UABL (Bahamas) Limited as Guarantor and IFC entered into a loan agreement for an amount of up to $35,000.

The loan shall be repaid in semi-annual installments of $1,522 for the first 9 payments and $2,663 for the last 8 payments, beginning in June 2012.  The loan accrues interest at LIBOR plus a margin which will be calculated considering a percentage ranging between 1.875% to 3.250% obtained from the Guarantor Prospective Debt Service Coverage Ratio as indicated in the agreement.

c)
2008 Parallel Loan facility of up to $15,000:  On November 28, 2008 UABL Paraguay S.A. (our subsidiary in the River Business), as Borrower, UABL (Bahamas) Limited as Guarantor and OFID entered into a loan agreement for an amount of up to $15,000.

The loan shall be repaid in semi-annual installments of $652 for the first 9 payments and $1,141 for the last 8 payments, beginning in June 2012.  The loan accrues interest at LIBOR plus a margin which will be calculated considering a percentage ranging between 1.875% to 3.250% obtained from the Guarantor Prospective Debt Service Coverage Ratio.

During 2011 our subsidiaries in the River Business entered into loans agreements with IFC and OFID to partially finance: (i) the construction and acquisition of sixty-four additional barges, (ii) the modification to nine existing pushboats necessary to replace their engines, (iii) the re-bottoming of fifty existing barges, and (iv) the construction and acquisition of additional pushboats and ancillary equipment.

a)
2011 Loan facility of up to $15,000:  On December 2, 2011 UABL Paraguay S.A. and Riverpar S.A. (our subsidiaries in the River Business), as joint and several Borrowers, UABL (Bahamas) Limited as Guarantor and IFC entered into a loan agreement for an amount of up to $15,000.

The loan shall be repaid in semi-annual installments of $882 beginning on June 15, 2013 and ending on June 15, 2021. The loan accrues interest at LIBOR plus a margin of 3.65% per annum.

b)
2011 Parallel Loan facility of up to $10,000:   On December 15, 2011 UABL Paraguay S.A. and Riverpar S.A. (our subsidiaries in the River Business), as joint and several Borrowers, UABL (Bahamas) Limited as Guarantor and OFID entered into a parallel loan agreements for an amount of up to $10,000.

The loan shall be repaid in semi-annual installments of $588 beginning on June 15, 2013 and ending on June 15, 2021. The loan accrues interest at LIBOR plus a margin of 3.65% per annum.

The  above  loans  in  our  River  Business  are  secured  by  a  first  priority  mortgage  over  part  of  our Paraguayan and Liberian river fleet, corporate guarantee and a first priority assignment of the earnings, insurances  and  requisition  compensation  or  other  employment  contracts.  The  loans  also  contain customary covenants that limit among other things the ability of our subsidiaries in the River Business to incur  additional  indebtedness,  grant  liens  over  their  assets,  sell  assets,  pay  dividends,  repay indebtedness, incur capital expenditures, leases and enter into any derivative transaction, except hedging agreements for fuel, interest rate or foreign currency in the ordinary course of business. In addition, the loans contain certain financial covenants relating to UABL (Bahamas) Limited (our holding company in the River Business) and other subsidiaries in the River Business related with their financial position, operating performance and liquidity. These loans and guarantee agreements impose operating and negative covenants on the subsidiaries in the River Business.

UABL (Bahamas) Limited shall maintain certain financial covenants including; (i) a consolidated debt to equity ratio of no more than 1.4, (ii) a historical debt service coverage ratio on a consolidated basis of not less than 1.3 and (iii) a consolidated current ratio of at least 1.0.

At December 31, 2014, UABL (Bahamas) Limited (as Guarantor) is in compliance with these covenants except for (ii). Consequently, on March 27, 2015 the IFC waived the compliance to meet the financial covenant described in (ii) as of December 31, 2014, March 31 and June 30, 2015. The waiver was granted conditional upon OFID' s granting a similar waiver on or before April 15, 2015, which condition was met on April 13, 2015.

Consequently, on April 13, 2015 the OFID waived the compliance to meet the financial covenant described in (ii) as of December 31, 2014, March 31 and June 30, 2015. The waiver was granted conditional upon IFC' s granting a similar waiver on or before April 15, 2015, which condition was met on March 27, 2015. UABL (Bahamas) Limited expects to be in compliance with the financial covenant in (ii) above since September 30, 2015 and thereafter.

The agreements governing the loans also contain customary  events of default and cross-default provisions. If an event of default occurs and its continuing, IFC and OFID may require the entire amount of the loans be immediately repaid in full. Further, the loan agreements contain loan-to-value ratios (ranging from 1.6 to 3.0) in relation with the river fleet pledged as security.

On May 23, 2013, IFC and OFID waived certain covenants under the loan agreements and corresponding guarantee agreements. The waivers permitted the creation of additional security and the non-compliance with certain release priorities of IFC's and OFID's securities under the loan and guarantee agreements all in connection with and for the purpose of permitting the refinancing of the 2014 Senior Notes and issuance the 2021 Senior Notes. In addition, IFC and OFID issued a release of mortgages and certain other assignments under the loan agreements, in order to meet the additional security and guarantee requirements of the 2021 Senior Notes.

For the years ended December 31, 2014, 2013 and 2012, the weighted-average interest rates on the above outstanding debt in our River Business were approximately 3.30%, 4.40%, and 4.15%, including margin and interest rate collar, respectively.

At December 31, 2014, the aggregate outstanding principal balance under 2008 and 2011 loan agreements with OFID and IFC in our River Business was $74,551 and the aggregate net book value of the assets pledged was $68,400.